Related party transactions (Details 1) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Key management personnel compensation [line items]
Consulting fees	$ 335,114	$ 185,000	$ 136,500
Salary	459,440	280,167	45,000
Directors fees	165,336	0	0
Deferred salary for CEO	0	0	30,000
Stock-based compensation	1,497,881	659,228	1,238,013
Key management personnel compensation	$ 2,457,771	$ 1,124,395	$ 1,449,513